Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss) / Profit Per Share

The computation of the Company’s basic and diluted net (loss) / profit per share is as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Numerator:
Net loss-continuing operations	$(24,020,717)	$(8,146,591)	$(2,552,299)
Net loss / profit – discontinued operations	-	(532,698)	4,631
Total net loss	(24,020,717)	(8,679,289)	(2,547,668)

Denominator:
Weighted-average shares outstanding-Basic	892,314	209,822	22,317
Weighted-average shares outstanding-Diluted	892,314	209,822	22,317
Loss per share-continuing operations
-Basic & diluted earnings per share	$(26.92)	$(41.37)	$(114.16)